Note 19 - Condensed Parent Company Statements (Detail) - Balance Sheets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 30, 2009
Assets
Cash	$ 41,663,405		$ 26,574,082	$ 14,145,329	$ 33,016,697
Available-for-sale securities	101,980,644		81,064,878
Refundable income taxes	910,174		512,666
Deferred income taxes	6,809,011		7,033,037
	660,432,218		648,505,858
Liabilities
Subordinated debentures	15,465,000		15,465,000
Stockholders' equity
Series A preferred stock	11,789,276		16,425,912
Common stock	678,180		677,980
Common stock warrants	1,377,811		1,377,811			1,377,811
Additional paid-in capital	58,267,529		58,333,614
Unearned ESOP shares			(204,930)
Retained earnings	39,324,292		38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826		791,285
Treasury stock	(61,369,344)	(12,000,000)	(61,623,816)
	660,432,218		648,505,858
Parent Company [Member]
Assets
Cash	681,509		781,432
Available-for-sale securities	70,914		62,262
Due from subsidiary	20,795		21,295
Investment in subsidiary	64,069,125		67,649,693
Investment in Capital Trust I & II	465,000		465,000
Prepaid expenses and other assets	35,579		183,508
Refundable income taxes	1,152,319		717,319
Deferred income taxes	2,592		5,793
	66,497,833		69,886,302
Liabilities
Subordinated debentures	15,465,000		15,465,000
Accrued expenses and other liabilities	164,263		186,455
Stockholders' equity
Series A preferred stock	11,789,276		16,425,912
Common stock	678,180		677,980
Common stock warrants	1,377,811		1,377,811
Additional paid-in capital	58,267,529		58,333,614
Unearned ESOP shares			(204,930)
Retained earnings	39,324,292		38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826		791,285
Treasury stock	(61,369,344)		(61,623,816)
	$ 66,497,833		$ 69,886,302